Consolidated Statements of Comprehensive Income / (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Loss of the year	[1]	€ (26,512)	€ (17,204)	€ (28,632)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss		554	(197)	(301)
Remeasurements of post-employment benefit obligations, net of tax		554	(197)	(301)
Items that may be subsequently reclassified to profit or loss		42	(5)	(261)
Currency translation differences		42	(5)	(261)
Other comprehensive income / (loss) for the period, net of tax		596	(202)	(562)
Total comprehensive loss for the period		(25,916)	(17,406)	(29,194)
Total comprehensive loss for the period attributable to Equity Holders	[1]	€ (25,916)	€ (17,406)	€ (29,194)

[1]	For 2021, 2020 and 2019, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.